Private Placement Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Private Placement Warrants [Abstract]
Schedule of Change in Fair Value of Warrant Liability	The change in fair value of the warrant liability was as follows:
Warrant Liability

Estimated fair value at December 31, 2020 (restated)	$833
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	(809)
Estimated fair value at December 31, 2021	$24
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	62
Estimated fair value at December 31, 2022	$86
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	(86)
Estimated fair value at December 31, 2023	$-

Schedule of Inputs and Significant Assumptions Including Volatility	The following reflects the inputs and assumptions used:
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Stock price	$2.87	$14.6	$11.8
Exercise price	$115.00	$115.00	$115.00
Risk-free interest rate	4.23%	4.39%	0.99%
Expected term (in years)	1.12	2.12	3.12
Expected dividend yield	-	-	-
Expected volatility	95.1%	60.0%	48.3%